Related party transactions (Tables)	3 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Related party transactions with Cespira	Three Months Ended March 31,
	2026	2025
Sales of goods, services, and other income	$6	$5,559
Inventory purchased, services and other expenses	30	610

Related party balances with Cespira	March 31, 2026	December 31, 2025
Receivables (note 6)	$290	$274
Payables (note 10)	$41	$78